Accrued Expenses and Other Payables	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

14         ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables as of June 30, 2012 and December 31, 2011 consist of:

	June 30,	December 31,
	2012	2011
	(Unaudited)

Payables for the purchase of property, plant and equipment	$24,419,569	$24,590,217
Accrued payroll and welfare	341,775	1,061,508
Liquidated damages	2,493,326	2,493,326
Other accruals and payables	2,999,855	2,142,895

	$30,254,525	$30,287,946

13        ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of:

As of December 31,
2011	2010

Purchase of property, plant and equipment	$24,590,217	$17,217,958
Accrued payroll and welfare	1,061,508	690,831
Liquidated damages	2,493,326	-
Other accruals and payables	2,142,895	296,321

	$30,287,946	$18,205,110